INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Micromidas, Inc.
INCOME TAXES

NOTE 14 – INCOME TAXES

The provision for income taxes is recorded at the end of each interim period based on the Company’s best estimate of its effective income tax rate expected to be applicable for the full fiscal year. There is no provision for income taxes because the Company has incurred operating losses since inception. The Company’s effective income tax rate was 0% for the three months ended March 31, 2021 and 2020 and the realization of any deferred tax assets is not more likely than not.

NOTE 14 – INCOME TAXES

A reconciliation of the income tax provision to that computed by applying the statutory federal income tax rate to the income before the provision for income taxes is as follows for the years ended December 31:

	2020	2019
Federal income tax benefit at statutory federal rate	$(6,363,637)	$(100,676)
State income tax expense, net of federal taxes	25,306	(14,674)
Permanent differences	3,983,030	(2,155,884)
Valuation allowance	1,943,881	2,328,324
Foreign Rate Differential	(62,730)	(81,953)
Stock based compensation	449,720	—
Other	24,430	24,863

Total income tax expense	$—	$—

Deferred income tax amounts result from temporary differences between financial statements and income tax reporting. Components of the Company’s net deferred tax assets at December 31 are as follows:

	2020	2019
Deferred income tax assets
Net operating loss carryforwards	$18,400,304	$16,546,428
Other	149,027	33,011
Depreciation and amortization	113,873	139,885

Total deferred income tax assets	18,663,204	16,719,324
Valuation allowance	(18,663,204)	(16,719,324)

Total deferred income tax assets, net of valuation allowance	$—	$—

Loss before provision for income taxes on the accompanying statement of operations and comprehensive income and loss included the following:

	2020	2019
Domestic	(29,162,313)	1,009,544
Foreign	(1,140,535)	(1,488,953)

Total worldwide	(30,302,848)	(479,409)

As of December 31, 2020 and 2019, deferred income tax assets of $18,663,204 and $16,719,324, respectively, arising principally as a result of the Company’s net operating loss carryforwards, property, plant, and equipment tax basis differences, non-qualified stock options, and certain accruals and reserves not deductible for tax purposes, were fully offset by a valuation allowance as the Company believes it is more likely than not that it will not recover its deferred income tax assets as of December 31, 2020 and 2019. During 2020 and 2019, the net change in the valuation allowance was an increase of approximately $1,900,000 and $2,400,000, respectively.

At December 31, 2020, the Company had federal net operating loss carryforwards of approximately $71,600,000 to offset future federal taxable income, with $45,000,000 available through 2037 and $26,600,000 available indefinitely. At December 31, 2020, the Company had state and foreign net operating loss carryforward of approximately $40,300,000 and $4,800,000, respectively, that may offset future state and foreign taxable income through 2040.

The Company has research and development credit carryforwards for foreign income tax purposes of approximately $27,800 as of December 31, 2020 and 2019. If not utilized, the foreign credit carryforwards of $27,800 will expire in 2038.

Under certain provisions of the Internal Revenue Code of 1986, as amended, a portion of the federal and state net operating loss carryforwards may be subject to an annual utilization limitation as a result of a change in ownership of the Company. Federal and California tax laws impose significant restrictions on the utilization of net operating loss carryforwards in the event of a change in ownership of the Company, as defined by Internal Revenue Code Section 382 (“Section 382”). The Company believes a change in ownership, as defined by Section 382, has occurred but a formal study has not been completed. In addition, in the future the Company may experience ownership changes, which may limit the utilization of net operating loss carryforwards or other tax attributes.

There were no unrecognized tax benefits in the years ended December 31, 2020, and 2019. The Company files income tax returns in the United States, various US states, and Canada. All tax years remain open in all jurisdictions. The Company is not currently under examination by income tax authorities in federal, state or other foreign jurisdictions. The Company does not anticipate any significant changes within 12 months of this reporting date of its uncertain tax positions.